MERRILL LYNCH
                                                              CAPITAL FUND, INC.

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Quarterly Report
                                                              December 31, 1998

                        MERRILL LYNCH CAPITAL FUND, INC.

PORTFOLIO SUMMARY

Security Diversification
As a Percentage of Net Assets
As of December 31, 1998

A pie chart illustrating the following percentages:

US Stocks                           53.9%
US Bonds                            28.8%
Non-US Bonds                         4.2%
Non-US Stocks                        9.4%
Cash & Cash Equivalents              3.7%

Sector Representation
As a Percentage of Equities
As of December 31, 1998

A pie chart illustrating the following percentages:

Financial Services                  20.4%
Consumer Services                    5.6%
Utilities                            2.8%
Transportation                       4.9%
Capital Goods--Technology            8.7%
Energy                              10.8%
Basic Industries                     2.7%
Diversified                          2.1%
Credit Cyclicals                     2.7%
Consumer Staples                    15.0%
Capital Goods                       11.9%
Consumer Cyclicals                  12.4%

Geographic Diversification                                            Percent of
As of December 31, 1998                                               Net Assets
--------------------------------------------------------------------------------
United States                                                            85.4%*
--------------------------------------------------------------------------------
United Kingdom                                                            4.0
--------------------------------------------------------------------------------
Switzerland                                                               2.5
--------------------------------------------------------------------------------
Argentina                                                                 2.3
--------------------------------------------------------------------------------
Bermuda                                                                   1.3
--------------------------------------------------------------------------------
Mexico                                                                    1.1
--------------------------------------------------------------------------------
Bahamas                                                                   1.0
--------------------------------------------------------------------------------
Netherlands                                                               0.5
--------------------------------------------------------------------------------
Chile                                                                     0.4
--------------------------------------------------------------------------------
Turkey                                                                    0.3
--------------------------------------------------------------------------------
Panama                                                                    0.3
--------------------------------------------------------------------------------
India                                                                     0.3
--------------------------------------------------------------------------------
Colombia                                                                  0.3
--------------------------------------------------------------------------------
Hong Kong                                                                 0.1
--------------------------------------------------------------------------------
South Korea                                                               0.1
--------------------------------------------------------------------------------
Guatemala                                                                 0.1
--------------------------------------------------------------------------------
*     Includes investments in short-term securities.

US Common Stock Investments                                                S&P
As of December 31, 1998                                  Fund              500*
--------------------------------------------------------------------------------
Average Capitalization (in billions)                     $23.1            $19.6
--------------------------------------------------------------------------------
Price/Book Value                                           2.2              6.5
--------------------------------------------------------------------------------
Price/Earnings Ratio**                                    22.6             30.4
--------------------------------------------------------------------------------
Yield Based on Current Dividend                            1.7%             1.3%
--------------------------------------------------------------------------------
*     An unmanaged broad-based index comprised of common stocks.
**    Based on 1998 earnings estimates.

Fixed-Income Investments                                           Merrill Lynch
As of December 31, 1998                                Fund          DOAO Index*
--------------------------------------------------------------------------------
Duration                                             5.3 Years        5.3 Years
--------------------------------------------------------------------------------
Average Maturity                                     8.8 Years        8.7 Years
--------------------------------------------------------------------------------
Asset Breakdown:
--------------------------------------------------------------------------------
  Corporates                                              55.1%            21.3%
--------------------------------------------------------------------------------
  US Treasuries/Agencies                                  37.4%            50.1%
--------------------------------------------------------------------------------
  Mortgage-Backed                                          0.7%            28.6%
--------------------------------------------------------------------------------
  International Governments                                6.8%              --
--------------------------------------------------------------------------------
* An unmanaged market-weighted corporate, Government and mortgage master bond index reflecting approximately 97% of total outstanding US bonds.

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

DEAR SHAREHOLDER

During the quarter ended December 31, 1998, the US equity market staged a powerful advance, completing a near-full recovery from the dramatic emerging markets-related declines of late summer and propelling the broad market indexes to new highs near the end of the quarter. Beginning in late September, expectations for a more accommodative monetary policy and the potential for a coordinated global reduction in interest rates began to reverse the downdraft in the market. With the US economy weakening because of ongoing economic turmoil in emerging markets, investors anticipated Federal Reserve Board action to lower interest rates in order to alleviate these growing economic pressures. With the risk of deflation superseding that of inflation in many investors' minds, a lower interest rate structure was expected to facilitate more growth-oriented policies and precipitate a more stable economic environment. Such actions were indeed forthcoming, as the Federal Reserve Board reduced the Federal Funds rate on September 29, 1998 by 25 basis points (0.25%).

In October, the Federal Reserve Board lowered interest rates again in a surprise move in response to continued turmoil affecting global financial markets and fears of a reduction in credit availability impairing economic growth. Other central banks, including those of Canada, Italy and Spain, also reduced interest rates, suggesting a more coordinated effort to improve global liquidity, a scenario that historically bodes favorably for financial asset prices. In addition, new funding for the International Monetary Fund was expected to enhance that organization's ability to respond to adverse developments in emerging markets, especially Brazil, another indication that the worst of the Asian-induced global financial crisis may have passed. Furthermore, Japan's bank bailout program ignited renewed enthusiasm for the prospects of a turnaround in that vital economy. Finally, a number of companies in the high profile technology sector reported third-quarter earnings that exceeded expectations and indicated that the tone of business had improved.

By November, positive liquidity flows, solid economic conditions and expectations for reasonable corporate profits growth in 1999 sustained the recovery. The Federal Reserve Board lowered interest rates for the third time with an additional 25 basis points reduction on November 17, 1998. This lower interest rate structure, combined with accelerating money supply growth, provided tremendous fuel with which to drive financial asset prices higher. Also, an upward revision to third-quarter gross domestic product growth to 3.9%, and continued high levels of auto, housing and retail sales, suggested recessionary worries were misplaced and a hospitable economic environment would be sustained. Finally, most observers continued to expect modest growth in US corporate profits in 1999. In December, accelerating financial market liquidity, continued robust real consumer spending and some evidence of improvement in economic conditions in selected developing countries like South Korea, completed the recovery, with the US equity market recording its eighth-best quarterly performance ever and its second best since 1975. For the quarter overall, these constructive developments produced an extraordinary +21.30% total return for the unmanaged Standard & Poor's (S&P) 500 Index. The US bond market provided only modest returns for the period. Inflation pressures continued to be well-contained, with the third-quarter implicit price deflator rising at a mere 0.8% annual rate, the lowest in 30 years, and producer prices having declined on an annualized basis for five consecutive months through November. Investors' reduced focus on safety and security in this strong equity environment restrained the advance of the unmanaged Merrill Lynch Domestic Bond Master Index to a mere +0.42% total return for the quarter ended December 31, 1998, and cash equivalents earned a +1.13% total return.

Portfolio Matters

Total returns for Merrill Lynch Capital Fund, Inc.'s Class A, Class B, Class C and Class D Shares for the quarter ended December 31, 1998 were +11.07%, +10.81%, +10.79% and +10.99%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included.)

While we are encouraged by this more proactive posture on the part of the monetary authorities and expect lower interest rates and rapid money supply growth to provide strong support, we believe that the ramifications of the volatility in the emerging markets economies have yet to be fully incorporated into corporate earnings expectations and, in turn, stock prices. Consequently, we remain concerned about the equity market's ability to continue to advance from current levels. The stock market's recovery from the early October lows has driven price/earnings and price/book value multiples back to record levels. Meanwhile, after-tax corporate profits fell 1.8%

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

during the third quarter and at a 5.4% pace over the past year. Record-high valuations, combined with deteriorating corporate profits, does not represent a formula for significant stock price appreciation, in our opinion. Also, bonds continue to represent good value, with inflation-adjusted interest rates at historically above-average levels and inflation pressures expected to remain benign. Consequently, we continue to maintain a significant bond weighting in the Fund, with our investment position at quarter-end showing 63.3% of net assets invested in equities, 33.0% in fixed-income securities and 3.7% in cash equivalents. This compares to 61.3% in equities, 35.0%Ein fixed-income securities and 3.7% in cash equivalents at September 30, 1998.

The remarkable recovery of the US equity market masks a significant disparity of performance within the market. While the unmanaged S&P 500 Index advanced by 26.7% for the year ended December 31, 1998, this gain was heavily concentrated in the 30 largest companies in the Index, which rose an average of 39% for the year and accounted for 46% of the Index's gain. Equally weighting the 500 stocks in the Index produced a far more modest 13% return for 1998. This concentration of performance in the ultra-large capitalization companies is further evident by the more restrained +17.68% of the unmanaged S&P Mid-Cap Index and the 3.45% decline in 1998 by the unmanaged Russell 2000 Index of smaller companies. Indeed, almost twice as many New York Stock Exchange listed stocks declined in price for the 12-month period than advanced in price, and the average stock remained 26% below its 52-week high. Since the Fund maintains only a nominal representation among the large consumer, pharmaceutical and technology companies that account for the bulk of the top 30 stocks because of the extremely high valuations they command, this detracted from our relative equity returns for the 12-month period. Furthermore, our value style of investing underperformed the growth style of investing for both the fourth quarter and the full year, further constraining our performance. The unmanaged Russell 1000 Value Index rose 16.0% for the fourth quarter and 13.2% for 1998, compared to the unmanaged Russell 1000 Growth Index, which provided a gain of 26.5% for the fourth quarter and a gain of 37.5% for the full year. We continue to believe our stock selection methodologies are sound and will provide superior risk-adjusted equity returns over time.

Within the equity component of the Fund, we continued to diversify our holdings to better control risk during the quarter, adding 3 new investments, increasing positions in 23 holdings, reducing positions in 14 holdings, and eliminating 10 stocks from the Fund. We established a position in The Sherwin-Williams Company, the paint and coatings firm, which enjoys a high and rising market share in the architectural paints and coatings business with good margins, high returns, ample free cash flow and a solid balance sheet. We believe Sherwin-Williams offers attractive value from its current price levels, and believe it represents an attractive addition to the portfolio. Another new position is Monsanto Company, the pharmaceutical/agricultural chemical company, where a significant decline in the share price created an attractive buying opportunity. We believe Monsanto offers an attractive risk/reward profile and will prove to be a profitable addition to the portfolio.

During the December quarter, we sold our position in Wal-Mart Stores, Inc., the nation's largest retailer. The company was a big winner over the past few years, appreciating over 70% in 1997 and a further 80% in 1998. Now selling at over 33 times the fiscal year 2000 earnings per share estimate, the stock's premium valuation has been restored. We bought Wal-Mart when business was weak, earnings growth was negative and valuations were at relatively low levels. With business now strong, earnings growth accelerating and the valuation approaching all-time highs, we believe the stock is fairly valued, so we decided to sell and look to redeploy proceeds into more attractive investment opportunities. We also sold our position in United Dominion Industries, Ltd., a diversified industrial manufacturer. Our original investment outlook on United Dominion was predicated upon our expectations for double-digit top-line revenue growth, significant margin improvement, accelerating earnings growth and multiple expansion. However, a combination of internal and external events resulted in significant shortfalls from these projected results, and earnings expectations were reduced. While the company's financial position remains sound and it is repurchasing shares in response to the recent stock price decline, the company's ability to create shareholder value is highly captive to an improved economic environment. The company's recent lack of performance, coupled with few indications of any forthcoming improvements in results, compelled us to sell the stock.

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

Despite the stock market's recent volatility, we continue to seek to invest in above-average companies whose stocks sell at below-average valuation levels. We define an above-average company as one which maintains a strong competitive position, earns consistently high returns on capital, is financially sound, generates cash in excess of its internal reinvestment requirements, and is managed by individuals motivated to create value for shareholders. We define a below-average valuation as one that does not adequately or accurately reflect what we believe to be the company's underlying intrinsic value. On average, the stocks held in the Fund generated comparable returns on shareholders' equity and have stronger balance sheets while offering faster earnings growth than the average company, as measured by the S&P 500 Index. However, these same stocks sell at an average price/earnings ratio of 18.0 times estimated 1999 earnings per share compared to 27.9 times for the S&P 500, at 2.2 times book value per share compared to 6.5 times for the S&P 500 Index, and provide an above-average 1.7% dividend yield compared to 1.3% for the S&P 500 Index.

Within the fixed-income portion of the Fund, when interest rates were near historically low levels, we reduced the average maturity of our bond holdings from 8.9 years at September 30, 1998 to 8.8 years by December 31, 1998, and shortened the average duration from 5.4 years to 5.3 years. This reflected our view that the current yield spread between longer and shorter maturity bonds is very narrow, limiting the expected compensation for the additional risk associated with longer-duration bonds. We also responded to reduced levels of liquidity in the fixed-income market during the quarter by increasing our exposure to US Treasury securities from 35.2% of fixed-income assets at September 30, 1998 to 37.4%E at December 31, 1998, and by decreasing our exposure to foreign government bonds from 7.5% toE6.8%. We reduced our corporate bond exposure as well, with investment-grade corporate bonds declining from 49.2% of fixed-income assets to 47.0%, while high-yield corporate bonds rose slightly from 7.3% to 8.1%. Mortgage-backed securities, already a minor portion of the total, declined from 0.8% to 0.7% of our bond holdings at December 31, 1998. The average quality of our bonds remained unchanged at AA/A and the average yield to maturity at quarter-end was 6.52%, up a modest five basis points from the end of the September quarter.

In Conclusion

For the 12 months ended December 31, 1998, the Fund's Class A Shares had a total return of +6.18%. This marks the twenty-first consecutive year of positive returns for the Fund. It is one of only four equity mutual funds in the industry that has not experienced at least one negative annual total return since 1977.

We appreciate your continued interest and participation in Merrill Lynch Capital Fund Inc., and we look forward to assisting you with your financial needs in the months and years to come.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Kurt Schansinger

Kurt Schansinger
Senior Vice President and Portfolio Manager

February 10, 1999

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                           Ten Years/
                                           12 Month         3 Month      Since Inception
                                         Total Return    Total Return     Total Return
========================================================================================
ML Capital Fund, Inc. Class A Shares*       + 6.18%         +11.07%          +260.51%
----------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class B Shares*       + 5.11          +10.81           +225.59
----------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class C Shares*       + 5.10          +10.79           + 82.48
----------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class D Shares*       + 5.91          +10.99           + 88.51
----------------------------------------------------------------------------------------
Dow Jones Industrial Average**              +18.12          +17.59       +461.64/+158.83
----------------------------------------------------------------------------------------
Standard & Poor's 500 Index**               +28.58          +21.30       +479.62/+188.38
========================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 12/31/98 and Class C & Class D Shares, from 10/21/94 to 12/31/98.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total returns are for the ten years ended 12/31/98 and from 10/21/94 to 12/31/98, respectively.

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on November 8, 1973 to $21,237.55 on December 31, 1998.

Average Annual Total Return

                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 12/31/98                               + 6.18%             + 0.61%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +14.26              +13.04
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                          +13.68              +13.07
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 12/31/98                               + 5.11%             + 1.13%
--------------------------------------------------------------------------------
Five Years Ended 12/31/98                         +13.10              +13.10
--------------------------------------------------------------------------------
Ten Years Ended 12/31/98                          +12.53              +12.53
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                 % Return            % Return
                                               Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 12/31/98                               + 5.10%             + 4.10%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +15.42              +15.42
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                             % Return Without     % Return With
                                               Sales Charge       Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 12/31/98                               + 5.91%             + 0.35%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 12/31/98                                  +16.32              +14.83
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

SCHEDULE OF INVESTMENTS

                          Shares                                                                                         Percent of
Industries                 Held                       Common Stocks                          Cost             Value      Net Assets
===================================================================================================================================
Aerospace                1,500,000  Lockheed Martin Corporation                         $  136,266,348   $   127,125,000       1.1%
===================================================================================================================================
Apparel                  3,200,000  Fruit of the Loom, Inc. (Class A)                       89,072,762        44,200,000       0.4
===================================================================================================================================
Automobile Parts         2,800,000  Federal-Mogul Corporation                              127,787,823       166,600,000       1.5
                         2,000,000  LucasVarity PLC (ADR)*                                  64,703,825        67,000,000       0.6
                                                                                        --------------   ---------------     ------
                                                                                           192,491,648       233,600,000       2.1
===================================================================================================================================
Banking                  2,300,000  The Chase Manhattan Corporation                         99,841,284       156,543,750       1.4
===================================================================================================================================
Building Materials       1,000,000  American Standard Companies, Inc.                       44,614,174        35,937,500       0.3
                         5,225,000  Masco Corporation                                       86,066,568       150,218,750       1.3
                         1,430,000  The Sherwin-Williams Company                            40,105,052        42,006,250       0.4
                                                                                        --------------   ---------------     ------
                                                                                           170,785,794       228,162,500       2.0
===================================================================================================================================
Chemicals                2,100,000  du Pont (E.I.) de Nemours and Company                  108,372,212       111,431,250       1.0
                           650,000  Imperial Chemical Industries PLC (ADR)*                 34,103,932        22,709,375       0.2
                         1,835,700  Monsanto Company                                        76,055,613        87,195,750       0.8
                                                                                        --------------   ---------------     ------
                                                                                           218,531,757       221,336,375       2.0
===================================================================================================================================
Computer Software        1,700,000  Computer Associates International, Inc.                 51,998,321        72,462,500       0.6
===================================================================================================================================
Consumer--Products       2,700,000  Kimberly-Clark Corporation                             133,853,736       147,150,000       1.3
===================================================================================================================================
Diversified              3,000,000  Corning Incorporated                                   113,323,300       135,000,000       1.2
Companies                2,000,000  GenCorp Inc.                                            58,220,920        49,875,000       0.5
                         1,250,000  Tenneco Inc.                                            53,711,302        42,578,125       0.4
                        12,500,000  Tomkins PLC                                             56,833,792        58,936,106       0.5
                         2,000,000  United Technologies Corporation                         63,643,951       217,500,000       1.9
                         1,750,000  Varian Associates, Inc.                                 93,141,060        66,281,250       0.6
                                                                                        --------------   ---------------     ------
                                                                                           438,874,325       570,170,481       5.1
===================================================================================================================================
Drug Stores              4,000,000  Rite Aid Corporation                                    64,702,181       198,250,000       1.8
===================================================================================================================================
Electrical Equipment     1,500,000  General Electric Company                                38,165,328       153,093,750       1.4
                           750,000  Koninklijke (Royal) Philips Electronics N.V.
                                    (NY Registered Shares)                                  50,507,781        50,765,625       0.4
                         2,125,100  Rockwell International Corporation                     117,249,591       103,200,169       0.9
                                                                                        --------------   ---------------     ------
                                                                                           205,922,700       307,059,544       2.7
===================================================================================================================================
Electronic               1,500,000  Avnet, Inc.                                             83,947,762        90,750,000       0.8
Components
===================================================================================================================================
Financial Services       2,000,000  Federal National Mortgage Association                   52,392,099       148,000,000       1.3
                         1,000,000  Transamerica Corporation                                76,009,264       115,500,000       1.1
                                                                                        --------------   ---------------     ------
                                                                                           128,401,363       263,500,000       2.4
===================================================================================================================================
Food & Beverage          3,400,000  Diageo PLC (ADR)*                                      151,886,428       157,250,000       1.4
                         2,000,000  McCormick & Company Incorporated                        66,067,228        67,500,000       0.6
                            75,000  Nestle S.A. (Registered Shares)                         78,575,411       163,387,978       1.5
                                                                                        --------------   ---------------     ------
                                                                                           296,529,067       388,137,978       3.5
===================================================================================================================================
Footwear                 2,100,000  Nike, Inc. (Class B)                                    95,689,536        85,181,250       0.8
                         6,322,000  Yue Yuen Industrial (Holdings) Limited                   8,513,557        11,996,205       0.1
                                                                                        --------------   ---------------     ------
                                                                                           104,203,093        97,177,455       0.9
===================================================================================================================================
Hospital Management      4,400,000  Tenet Healthcare Corporation                            77,536,116       115,500,000       1.0
===================================================================================================================================

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                          Shares                                                                                         Percent of
Industries                 Held                       Common Stocks                          Cost             Value      Net Assets
===================================================================================================================================
Information Systems      3,000,000  Reynolds & Reynolds Company (Class A)               $   60,661,921   $    68,812,500       0.6%
===================================================================================================================================
Insurance                3,500,000  The Allstate Corporation                                59,100,135       135,187,500       1.2
                         1,500,000  American International Group, Inc.                      46,545,446       144,937,500       1.3
                         4,500,000  Citigroup Inc.                                          47,234,757       222,750,000       2.0
                         2,000,000  EXEL Limited (Class A)                                  48,930,546       150,000,000       1.4
                         4,400,000  Fremont General Corporation                             42,145,143       108,900,000       1.0
                         2,500,000  Horace Mann Educators Corporation                       43,202,941        71,250,000       0.6
                         2,600,000  ITT Industries, Inc.                                    88,865,894       103,350,000       0.9
                         4,100,000  Provident Companies, Inc.                               86,885,613       170,150,000       1.5
                                                                                        --------------   ---------------     ------
                                                                                           462,910,475     1,106,525,000       9.9
===================================================================================================================================
Leisure/Hotels           3,500,000  Carnival Corporation (Class A)                          49,885,576       168,000,000       1.5
                         3,700,000  Harrah's Entertainment, Inc.                            67,109,660        58,043,750       0.5
                         2,500,000  Sun International Hotels Ltd.                           99,267,368       113,593,750       1.0
                                                                                        --------------   ---------------     ------
                                                                                           216,262,604       339,637,500       3.0
===================================================================================================================================
Machinery &              1,000,000  SPX Corporation                                         58,441,924        67,000,000       0.6
Machine Tools
===================================================================================================================================
Natural Gas              3,750,000  The Coastal Corporation                                 81,382,658       131,015,625       1.2
                         2,900,000  El Paso Energy Corporation                              67,267,469       100,956,250       0.9
                         7,500,000  The Williams Companies, Inc.                            67,338,233       233,906,250       2.1
                                                                                        --------------   ---------------     ------
                                                                                           215,988,360       465,878,125       4.2
===================================================================================================================================
Oil--Integrated          3,200,000  Unocal Corporation                                     119,773,873        93,400,000       0.8
                         4,750,000  YPF Sociedad Anonima (ADR)*                             91,723,454       132,703,125       1.2
                                                                                        --------------   ---------------     ------
                                                                                           211,497,327       226,103,125       2.0
===================================================================================================================================
Oil--Service             2,500,000  Halliburton Company                                     69,699,584        74,062,500       0.7
===================================================================================================================================
Paper & Forest           1,100,000  Weyerhaeuser Company                                    50,261,754        55,893,750       0.5
Products
===================================================================================================================================
Pharmaceuticals          1,750,000  Glaxo Wellcome PLC (ADR)*                               47,298,375       121,625,000       1.1
                            60,000  Novartis AG (Registered Shares)                         78,569,582       118,032,787       1.0
                                                                                        --------------   ---------------     ------
                                                                                           125,867,957       239,657,787       2.1
===================================================================================================================================
Railroads                5,000,000  Kansas City Southern Industries, Inc.                   83,444,911       245,937,500       2.2
                         2,300,000  Union Pacific Corporation                              135,110,114       103,643,750       0.9
                                                                                        --------------   ---------------     ------
                                                                                           218,555,025       349,581,250       3.1
===================================================================================================================================
Real Estate              1,000,000  CarrAmerica Realty Corporation                          26,832,805        24,000,000       0.2
Investment Trusts
===================================================================================================================================
Restaurants              2,000,000  McDonald's Corporation                                  98,086,085       153,250,000       1.4
===================================================================================================================================
Retail--Stores           1,300,000  Sears, Roebuck and Co.                                  56,842,861        55,250,000       0.5
===================================================================================================================================
Telecommunications       3,425,000  Frontier Corporation                                    99,086,315       116,450,000       1.0
===================================================================================================================================
Tires & Rubber           2,000,000  The Goodyear Tire & Rubber Company                      78,770,232       100,875,000       0.9
===================================================================================================================================

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                          Shares                                                                                         Percent of
Industries                 Held                       Common Stocks                          Cost             Value      Net Assets
===================================================================================================================================
Waste Management         3,000,000  Waste Management, Inc.                              $  150,984,576   $   139,875,000       1.3%
===================================================================================================================================
Wireless                 2,600,000  Motorola, Inc.                                         138,387,503       158,762,500       1.4
Communication--          3,500,000  Nextel Communications, Inc.                             76,691,509        82,687,500       0.8
Domestic Paging &                                                                       --------------   ---------------     ------
Cellular                                                                                   215,079,012       241,450,000       2.2
===================================================================================================================================
                                    Total Common Stocks                                  4,908,787,074     7,085,427,120      63.3
===================================================================================================================================

                          Face
                         Amount                      Corporate Bonds
===================================================================================================================================
Aerospace                           Boeing Capital Corporation, Series X:
                      $ 12,500,000    6.44% due 12/20/2004                                  12,560,000        12,667,500       0.1
                        10,000,000    6.18% due 3/15/2005                                   10,000,000         9,938,800       0.1
                                                                                        --------------   ---------------     ------
                                                                                            22,560,000        22,606,300       0.2
===================================================================================================================================
Automotive                          Hertz Corp.:
                        10,000,000    7% due 5/01/2002                                      10,305,500        10,364,500       0.1
                        25,000,000    6.70% due 6/15/2002                                   24,815,300        25,707,250       0.2
                        13,000,000    6% due 1/15/2003                                      12,891,670        13,089,570       0.1
                        20,000,000  Hyundai Motor Co., Ltd., 7.60% due 7/15/2007            19,916,100        15,800,000       0.1
                                                                                        --------------   ---------------     ------
                                                                                            67,928,570        64,961,320       0.5
===================================================================================================================================
Banking                 30,000,000  Banco Nacional de Commercio Exterior SNC,
                                    Global Bonds, 7.25% due 2/02/2004                       28,187,700        27,600,000       0.2
                        13,600,000  Banco Rio de la Plata, 8.75% due 12/15/2003             13,751,700        12,716,000       0.1
                        29,000,000  Bank of Boston Corporation, 6.625% due 12/01/2005       27,575,520        29,556,510       0.3
                                    BankAmerica Corporation:
                        15,000,000    6.875% due 6/01/2003                                  14,149,050        15,716,400       0.1
                        30,000,000    6.75% due 9/15/2005                                   29,591,750        31,768,800       0.3
                                    The Chase Manhattan Corporation:
                        15,000,000    6.50% due 8/01/2005                                   14,552,850        15,544,050       0.1
                        15,000,000    6.25% due 1/15/2006                                   13,892,250        15,324,900       0.1
                        20,000,000  First Security Corp., 7% due 7/15/2005                  19,803,850        21,278,060       0.2
                        30,000,000  First Union Corp., 6.55% due 10/15/2035                 29,953,350        31,601,700       0.3
                        22,750,000  Firstbank Puerto Rico, 7.625% due 12/20/2005            22,140,803        22,576,918       0.2
                        10,000,000  Great Western Financial Corp., 6.375% due 7/01/2000      9,998,800        10,097,200       0.1
                                    Household Bank:
                        10,000,000    6.87% due 5/15/2001                                    9,868,800        10,220,680       0.1
                        20,000,000    6.875% due 3/17/2003                                  19,886,200        20,778,280       0.2
                        10,300,000    6.50% due 7/15/2003                                   10,202,253        10,549,054       0.1
                        40,000,000  NationsBank Corp., 5.60% due 2/07/2001                  40,000,000        40,189,600       0.4
                        25,500,000  PNC Funding Corp., 6.125% due 9/01/2003                 24,922,025        25,952,880       0.2
                        20,000,000  People's Bank--Bridgeport, 7.20% due 12/01/2006         19,956,700        18,843,800       0.2
                        26,000,000  Provident Bank, 6.375% due 1/15/2004                    25,287,430        26,605,540       0.2
                                    Union Planters Corp.:
                        20,000,000    6.25% due 11/01/2003                                  18,756,100        20,470,200       0.2
                        12,500,000    6.75% due 11/01/2005                                  12,001,875        13,069,125       0.1
                                                                                        --------------   ---------------     ------
                                                                                           404,479,006       420,459,697       3.7
===================================================================================================================================
Beverages               15,000,000  Coca-Cola Femsa, S.A., 8.95% due 11/01/2006             14,987,325        14,652,675       0.1
                        10,000,000  Panamerican Beverages Inc., 7.25% due 7/01/2009         10,037,500         8,800,000       0.1
                                                                                        --------------   ---------------     ------
                                                                                            25,024,825        23,452,675       0.2
===================================================================================================================================

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                           Face                                                                                          Percent of
Industries                Amount                     Corporate Bonds                         Cost             Value      Net Assets
===================================================================================================================================
Broadcasting          $ 20,000,000  British Sky Broadcasting Group PLC, 7.30%
                                    due 10/15/2006                                      $   20,037,440   $    20,082,800       0.2%
===================================================================================================================================
Building Materials      10,000,000  Armstrong World, 6.50% due 8/15/2005                     9,980,400        10,145,400       0.1
===================================================================================================================================
Chemicals               12,000,000  Airgas, Inc., 7.14% due 3/08/2004                       12,007,480        12,185,676       0.1
                        37,000,000  Equistar Chemicals LP, 6.50% due 2/15/2006              35,447,016        35,372,888       0.3
                        10,000,000  Monsanto Company, 5.75% due 12/01/2005                   9,973,500        10,025,600       0.1
                        40,000,000  Union Carbide Corp., 6.79% due 6/01/2025                40,292,500        42,014,000       0.4
                                                                                        --------------   ---------------     ------
                                                                                            97,720,496        99,598,164       0.9
===================================================================================================================================
Consumer Services                   Loewen Group International, Inc.:
                        16,000,000    6.70% due 10/01/1999                                  15,970,340        15,360,000       0.1
                        20,000,000    Series 4, 8.25% due 10/15/2003                        20,208,132        17,200,000       0.2
                                                                                        --------------   ---------------     ------
                                                                                            36,178,472        32,560,000       0.3
===================================================================================================================================
Electronics                         Tandy Corporation:
                        15,000,000    6.95% due 9/01/2007                                   14,944,120        15,641,400       0.1
                        20,000,000    Series B, 6.125% due 1/15/2003                        19,971,600        20,582,000       0.2
                                                                                        --------------   ---------------     ------
                                                                                            34,915,720        36,223,400       0.3
===================================================================================================================================
Finance                             General Motors Acceptance Corp.:
                        55,000,000    5.625% due 2/15/2001                                  54,450,000        55,288,200       0.5
                        30,000,000    5.35% due 12/07/2001                                  30,000,000        29,895,180       0.3
                        30,000,000    5.48% due 12/16/2002                                  30,000,000        29,946,900       0.3
                        15,000,000  USL Capital Corporation, Series D, 5.79%
                                    due 1/23/2001                                           14,995,800        15,154,650       0.1
                                                                                        --------------   ---------------     ------
                                                                                           129,445,800       130,284,930       1.2
===================================================================================================================================
Financial Leasing                   GATX Capital Corporation:
                        25,000,000    6.875% due 11/01/2004                                 24,938,000        25,473,250       0.2
                        25,000,000    Series C, 6.69% due 11/30/2005                        24,984,750        26,334,000       0.2
                                    XTRA Inc., Series C:
                        20,000,000    6.68% due 11/30/2001                                  20,000,000        20,521,120       0.2
                         3,000,000    6.50% due 1/15/2004                                    2,988,330         3,084,090       0.0
                                                                                        --------------   ---------------     ------
                                                                                            72,911,080        75,412,460       0.6
===================================================================================================================================
Financial Other         14,000,000  Case Credit Corporation, Series B, 5.95% due
                                    8/01/2000                                               13,988,380        14,011,704       0.1
===================================================================================================================================
Financial Services                  Finova Capital Corp.:
                        25,000,000    6.45% due 6/01/2000                                   24,766,550        25,236,500       0.2
                        15,000,000    5.98% due 2/27/2001                                   14,968,950        14,993,235       0.1
                        10,000,000    6.56% due 11/15/2002                                  10,000,000        10,150,300       0.1
                        20,000,000  McDonnell Douglas Finance Corp., Series X,              20,049,200        21,403,640       0.2
                                    6.965% due 9/12/2005
                        35,000,000  Morgan Stanley Group, Inc., Series C, 5.75%
                                    due 2/15/2001                                           34,968,150        35,122,990       0.3
                        13,000,000  Norwest Financial, Inc., 6.625% due 7/15/2004           13,000,000        13,636,090       0.1
                        10,000,000  Salomon, Inc., 6.75% due 2/15/2003                       9,804,000        10,299,210       0.1

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                           Face                                                                                          Percent of
Industries                Amount                     Corporate Bonds                         Cost             Value      Net Assets
===================================================================================================================================
Financial Services                  Salomon Smith Barney Holdings, Inc.:
(concluded)           $ 25,000,000    6.625% due 7/01/2002                              $   24,994,000   $    25,608,500       0.2%
                        20,000,000    7% due 3/15/2004                                      19,951,800        20,858,400       0.2
                         5,000,000    6.375% due 10/01/2004                                  5,104,400         5,093,400       0.0
                                                                                        --------------   ---------------     ------
                                                                                           177,607,050       182,402,265       1.5
===================================================================================================================================
Food & Tobacco                      Nabisco, Inc.:
                        21,500,000    6.125% due 2/01/2033                                  21,405,450        20,965,725       0.2
                        20,000,000    6.375% due 2/01/2035                                  19,939,200        19,363,600       0.2
                                                                                        --------------   ---------------     ------
                                                                                            41,344,650        40,329,325       0.4
===================================================================================================================================
Hospital Management                 Medpartners, Inc.:
                        29,125,000    6.875% due 9/01/2000                                  28,915,910        25,064,101       0.2
                         5,500,000    7.375% due 10/01/2006                                  4,886,570         4,338,180       0.0
                                                                                        --------------   ---------------     ------
                                                                                            33,802,480        29,402,281       0.2
===================================================================================================================================
Industrial              20,000,000  Browning-Ferris Industries, Inc., 6.375% due
                                    1/15/2008                                               19,627,200        19,966,200       0.2
                                    Interface, Inc.:
                         7,800,000    9.50% due 11/15/2005                                   7,552,000         8,190,000       0.1
                         8,000,000    7.30% due 4/01/2008                                    7,999,520         7,895,320       0.1
                        20,000,000  Reliance Industries Ltd., 8.25% due 1/15/2027           19,526,999        16,337,500       0.1
                        29,500,000  Triton Energy Ltd., 8.75% due 4/15/2002                 29,455,930        26,255,000       0.2
                        15,000,000  United Refining Co., Series B, 10.75% due 6/15/2007     15,000,000        10,350,000       0.1
                                    Williams Holdings of Delaware, Inc.:
                        20,000,000    6.625% due 11/15/2004                                 19,908,000        20,257,800       0.2
                        50,000,000    6.25% due 2/01/2006                                   49,739,500        49,501,500       0.4
                                                                                        --------------   ---------------     ------
                                                                                           168,809,149       158,753,320       1.4
===================================================================================================================================
Information Systems                 Reynolds & Reynolds Company:
                        10,000,000    5.875% due 3/20/2000                                   9,992,900        10,045,200       0.1
                        37,500,000    6.12% due 3/02/2001                                   37,500,000        37,245,375       0.3
                                                                                        --------------   ---------------     ------
                                                                                            47,492,900        47,290,575       0.4
===================================================================================================================================
Machinery                           FMC Corp.:
                        20,000,000    Series A, 6.75% due 5/05/2005                         19,890,200        19,380,380       0.2
                        10,000,000    Series B, 7.125% due 11/25/2002                       10,000,000        10,051,670       0.1
                        22,500,000  Harris Corporation, Series B, 6.375% due
                                    8/15/2002                                               22,461,850        22,951,575       0.2
                                                                                        --------------   ---------------     ------
                                                                                            52,352,050        52,383,625       0.5
===================================================================================================================================
Media /Publishing       15,000,000  News America Inc., 6.75% due 1/09/2038                  15,000,000        15,351,150       0.1
===================================================================================================================================
Natural Gas--                        Enron Corp.:
Pipelines               30,000,000    6.75% due 7/01/2005                                   29,387,285        30,827,100       0.3
                        20,000,000    6.40% due 7/15/2006                                   20,036,050        20,027,000       0.2
                                                                                        --------------   ---------------     ------
                                                                                            49,423,335        50,854,100       0.5
===================================================================================================================================
Natural Gas             27,500,000  The Coastal Corporation, 6.70% due 2/15/2027            27,225,400        27,926,360       0.3
Suppliers
===================================================================================================================================

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                           Face                                                                                          Percent of
Industries                Amount                     Corporate Bonds                         Cost             Value      Net Assets
===================================================================================================================================
Oil--Integrated       $ 10,000,000  Compania Naviera Perez Compac S.A.C.F.I.M.F.A.,
                                    9% due 1/30/2004                                    $   10,125,000   $     9,700,000       0.1%
                        10,000,000  Giant Industries, Inc., 9% due 9/01/2007                10,000,000         9,500,000       0.1
                                    Occidental Petroleum Corp.:
                        20,000,000    6.50% due 4/01/2005                                   19,805,815        19,582,200       0.2
                        18,375,000    Series B, 6.24% due 11/24/2000                        18,135,306        18,513,180       0.2
                        20,000,000  Perez Companc S.A., 8.125% due 7/15/2007                19,701,880        17,550,000       0.2
                        10,000,000  Union Oil of California, Series C, 6.11%
                                    due 2/17/2004                                           10,000,000         9,923,860       0.1
                        23,250,000  Union Texas Petroleum Holdings, Inc., Series A,
                                    6.70% due 11/18/2002                                    23,190,070        23,997,302       0.2
                        20,000,000  YPF Sociedad Anonima, 8% due 2/15/2004                  18,334,375        19,000,000       0.2
                                                                                        --------------   ---------------     ------
                                                                                           129,292,446       127,766,542       1.3
===================================================================================================================================
Oil Field Equipment     20,000,000  R & B Falcon Corporation, 6.75% due 4/15/2005           19,663,800        18,230,100       0.2
===================================================================================================================================
Paper & Forest                      Boise Cascade Corporation:
Products                10,000,000    7.35% due 10/11/2004                                  10,316,700         9,939,000       0.1
                        20,000,000    7.66% due 5/27/2005                                   20,000,000        20,065,200       0.2
                        25,000,000  Champion International Corp., 6.65% due
                                    12/15/2037                                              25,000,000        25,467,500       0.2
                                                                                        --------------   ---------------     ------
                                                                                            55,316,700        55,471,700       0.5
===================================================================================================================================
Real Estate             10,000,000  Franchise Finance Corp. of America, 6.95%
Investment Trusts                   due 8/29/2007                                           10,000,000         8,903,590       0.1
===================================================================================================================================
Telecommunications      10,000,000  Pacific Telecom, Inc., 6.625% due 10/20/2005            10,000,000        10,285,480       0.1
                        10,000,000  Worldcom Inc., 6.40% due 8/15/2005                      10,013,350        10,393,200       0.1
                                                                                        --------------   ---------------     ------
                                                                                            20,013,350        20,678,680       0.2
===================================================================================================================================
Tires & Rubber          40,000,000  The Goodyear Tire & Rubber Company,
                                    6.625% due 12/01/2006                                   39,840,000        40,672,800       0.4
===================================================================================================================================
Transportation          10,000,000  Continental Airlines, 8% due 12/15/2005                 10,000,000         9,881,000       0.1
                                    Northwest Airlines, Inc.:
                        20,000,000    7.625% due 3/15/2005                                  19,390,850        18,959,200       0.2
                         5,000,000    7.875% due 3/15/2008                                   4,473,700         4,667,100       0.0
                                    Ryder System Inc.:
                         9,000,000    6.30% due 7/21/2003                                    9,000,000         8,948,304       0.1
                        20,000,000    Series O, 6.50% due 5/15/2005                         19,960,600        20,610,820       0.2
                        17,000,000  Transportacion Maritima Mexicana, S.A. de
                                    C.V., 10% due 11/15/2006                                17,152,730        13,940,000       0.1
                        12,500,000  Union Pacific Corporation, Series E, 6.39% due
                                    11/01/2004                                              12,500,000        12,631,638       0.1
                                                                                        --------------   ---------------     ------
                                                                                            92,477,880        89,638,062       0.8
===================================================================================================================================
Travel & Lodging                    Royal Caribbean Cruises Ltd.:
                        10,000,000    7.125% due 9/18/2002                                   9,900,050        10,174,800       0.1
                        15,000,000    7.25% due 8/15/2006                                   15,036,055        15,245,700       0.1
                                                                                        --------------   ---------------     ------
                                                                                            24,936,105        25,420,500       0.2
===================================================================================================================================
Utilities--Electric     20,000,000  Connecticut Light & Power Co., 7.75% due
Gas & Water                         6/01/2002                                               19,946,000        20,644,080       0.2
                        33,000,000  Empresa Nacional de Electricidad S.A.
                                    (Endesa), 7.325% due 2/01/2037                          33,065,750        30,324,657       0.3

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

                           Face                                                                                          Percent of
Industries                Amount                     Corporate Bonds                         Cost             Value      Net Assets
===================================================================================================================================
Utilities--Electric   $ 20,000,000  Niagara Mohawk Power Corp., 5.875% due
Gas & Water                         9/01/2002                                           $   19,504,200   $    19,444,200       0.2%
(concluded)             24,750,000  Tata Electric Co., 8.50% due 8/19/2017                  23,737,525        19,594,525       0.2
                                                                                        --------------   ---------------     ------
                                                                                            96,253,475        90,007,462       0.9
===================================================================================================================================
Yankee Corporates       15,000,000  Enersis S.A., 6.60% due 12/01/2026                      14,350,102        13,997,850       0.1
===================================================================================================================================
                                    Total Corporate Bonds                                2,050,371,061     2,045,279,137      18.3
===================================================================================================================================

                                           Collateralized Mortgage Obligations
===================================================================================================================================
                                    Federal Home Loan Mortgage Corporation:
                         8,141,075    6.50% due 5/15/2008                                    7,779,815         8,133,422       0.1
                         5,000,000    7% due 8/15/2008                                       4,762,500         5,071,850       0.0
                        13,000,000    6% due 2/15/2011                                      12,020,937        12,872,340       0.1
===================================================================================================================================
                                    Total Collateralized Mortgage Obligations               24,563,252        26,077,612       0.2
===================================================================================================================================

                                             Foreign Government Obligations
===================================================================================================================================
                        10,000,000  Province of Mendoza, 10% due 9/04/2007                   9,931,700         7,162,500       0.1
                                    Republic of Argentina:
                        59,500,000    8.75% due 7/10/2002                                   55,708,750        48,641,250       0.4
                         9,400,000    Floating Rate Brady Bonds, Series L, 6.188%
                                      due 3/31/2005+                                         8,582,200         7,990,000       0.1
                        20,000,000    Global Bonds, 8.375% due 12/20/2003                   19,773,750        18,400,000       0.2
                        35,000,000  Republic of Colombia, Global Bonds, 7.625%
                                    due 2/15/2007                                           32,457,325        29,225,000       0.2
                        15,000,000  Republic of Guatemala, 8.50% due 8/03/2007              15,082,250        12,750,000       0.1
                        36,000,000  Republic of Panama, Global Bonds, 8.25%
                                    due 4/22/2008                                           35,795,360        33,750,000       0.3
                                    Republic of Turkey:
                        15,000,000    9.875% due 2/23/2005                                  14,853,700        13,200,000       0.1
                        20,000,000    10% due 9/19/2007                                     19,661,250        17,700,000       0.1
                        67,500,000  United Mexican States, Global Bonds, 8.625%
                                    due 3/12/2008                                           65,097,500        62,184,375       0.6
===================================================================================================================================
                                    Total Foreign Government Obligations                   276,943,785       251,003,125       2.2
===================================================================================================================================

                                                US Government Obligations
===================================================================================================================================
                                    US Treasury Bonds:
                       190,000,000    6.25% due 8/15/2023                                  175,748,828       212,355,400       1.9
                        10,000,000    6% due 2/15/2026                                      10,510,547        10,907,800       0.1
                        35,000,000  US Treasury Inflation Indexed Note, 3.625%
                                    due 1/15/2008                                           34,855,937        34,827,678       0.3
                                    US Treasury Notes:
                        40,000,000    5.875% due 7/31/1999                                  40,132,031        40,268,800       0.4
                        25,000,000    6.375% due 9/30/2001                                  26,142,578        26,093,750       0.2
                        50,000,000    6.50% due 5/15/2005                                   54,742,187        54,797,000       0.5
                       575,000,000    5.875% due 11/15/2005                                558,272,731       613,364,000       5.5
                       325,000,000    5.625% due 2/15/2006                                 324,570,703       342,774,250       3.1
                        35,000,000    5.50% due 2/15/2008                                   36,595,312        37,089,150       0.3
===================================================================================================================================
                                    Total US Government Obligations                      1,261,570,854     1,372,477,828      12.3
===================================================================================================================================

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

                           Face                                                                                          Percent of
Industries                Amount                 Short-Term Investments                      Cost             Value      Net Assets
===================================================================================================================================
Commercial Paper**    $ 71,852,000  General Motors Acceptance Corp., 5.13% due
                                    1/04/1999                                           $   71,821,283   $    71,821,283       0.6%
                                    Lexington Parker Capital Company, LLC:
                        10,000,000    5.55% due 1/05/1999                                    9,993,833         9,993,833       0.1
                        50,000,000    5.40% due 1/15/1999                                   49,895,000        49,895,000       0.4
                        30,000,000    5.58% due 1/15/1999                                   29,934,900        29,934,900       0.3
                        30,165,000  Metropolitan Life Insurance Company, 5.25%
                                    due 1/15/1999                                           30,103,413        30,103,413       0.3
                        50,000,000  Variable Funding Capital Corp., 5.48% due
                                    1/11/1999                                               49,923,889        49,923,889       0.4
                        66,372,000  Xerox Capital (Europe) PLC, 5.25% due 1/14/1999         66,246,170        66,246,170       0.6
===================================================================================================================================
US Government           43,960,000  Federal National Mortgage Association,
Agency Obligations**                5.12% due 1/04/1999                                     43,941,244        43,941,244       0.4
===================================================================================================================================
                                             Total Short-Term Investments                  351,859,732       351,859,732       3.1
===================================================================================================================================
Total Investments                                                                       $8,874,095,758    11,132,124,554      99.4
                                                                                        ==============
Other Assets Less Liabilities                                                                                 68,913,389       0.6
                                                                                                         ---------------     ------
Net Assets                                                                                               $11,201,037,943     100.0%
                                                                                                         ===============     ======
===================================================================================================================================
Net Asset             Class A--Based on net assets of $3,805,411,591 and 110,605,351 shares outstanding  $         34.41
Value:                                                                                                   ===============
                      Class B--Based on net assets of $5,385,309,090 and 159,727,557 shares outstanding  $         33.72
                                                                                                         ===============
                      Class C--Based on net assets of $548,819,986 and 16,481,246 shares outstanding     $         33.30
                                                                                                         ===============
                      Class D--Based on net assets of $1,461,497,276 and 42,533,290 shares outstanding   $         34.36
                                                                                                         ===============
===================================================================================================================================

*     American Depositary Receipts (ADR).
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.

Merrill Lynch Capital Fund, Inc.                               December 31, 1998

PORTFOLIO INFORMATION

As of December 31, 1998

                                                Percent of
Ten Largest Common Stock Holdings               Net Assets

Kansas City Southern Industries, Inc ........       2.2%
The Williams Companies, Inc. ................       2.1
Citigroup Inc. ..............................       2.0
United Technologies Corporation .............       1.9
Rite Aid Corporation ........................       1.8
Provident Companies, Inc. ...................       1.5
Carnival Corporation (Class A) ..............       1.5
Federal-Mogul Corporation ...................       1.5
Nestle S.A. (Registered Shares) .............       1.5
Motorola, Inc. ..............................       1.4

                                                Percent of
Ten Largest Industries                          Net Assets*

Insurance ...................................       9.9%
Diversified Companies .......................       5.1
Banking .....................................       5.1
Natural Gas .................................       4.2
Financial Services ..........................       3.9
Food & Beverage .............................       3.5
Oil--Integrated .............................       3.3
Railroads ...................................       3.1
Leisure/Hotels ..............................       3.0
Chemicals ...................................       2.9

*     Based on total holdings in common stocks and bonds.

Common Stock Portfolio Changes for the Quarter Ended December 31, 1998

  Additions

  Citigroup Inc.
* Echlin Inc.
  Monsanto Company
  The Sherwin-Williams Company

  Deletions

  Berkley (W.R.) Corporation
  The Boeing Co.
* Echlin Inc.
  Patriot American Hospitality, Inc.
  TOTAL S.A. (ADR)
  Telecomunicacoes Brasileiras S.A.--Telebras (ADR) Temple-Inland, Inc. Travelers Group, Inc.
  United Dominion Industries, Ltd.
  Wal-Mart Stores, Inc.
  Walden Residential Properties, Inc.

*     Added and deleted in the same quarter.

OFFICERS AND DIRECTORS

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Kurt Schansinger, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Walter Cuje, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Capital Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         #10252--12/98

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